Shareholder Report, Average Annual Return (Details)	3 Months Ended
Jun. 30, 2025
Class A Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund
Average Annual Return, Percent	0.69%
Class A Non-Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund
Average Annual Return, Percent	0.69%
Class I Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund
Average Annual Return, Percent	0.69%
Class I Non-Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI U.S. Government Money Market Fund
Average Annual Return, Percent	0.69%